Fee and commission income	12 Months Ended
Dec. 31, 2021
Fee And Commission Income
Fee and commission income

34.	Fee and commission income

The heading “Fee and commission income” comprises the amount of all fees and commissions accruing in favor of the Bank in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2021	2020	2019

Collection and payment services:
Bills	1,163,616	1,083,262	1,143,229
Demand accounts	2,664,586	2,425,416	2,554,559
Cards (Credit and Debit) and Acquiring Services	5,338,649	6,009,780	6,620,708
Checks and other	127,509	138,483	188,249
Orders	695,293	856,723	720,521
Total	9,989,653	10,513,664	11,227,266

Marketing of non-Banking financial products:
Investment funds	731,817	450,940	725,494
Insurance	3,566,596	3,134,723	3,120,471
Capitalization plans	711,351	634,775	829,852
Total	5,009,764	4,220,438	4,675,817

Securities services:
Securities underwriting and placement	935,464	695,978	721,793
Securities trading	318,590	281,686	186,847
Administration and custody	647,054	495,457	401,310
Asset management	987	1,144	2,291
Total	1,902,095	1,474,265	1,312,241

Other:
Foreign exchange	1,512,326	1,450,636	968,270
Financial guarantees	838,790	728,232	650,241
Other fees and commissions	1,135,461	2,219,472	1,558,623
Total	3,486,577	4,398,340	3,177,134

Total	20,388,089	20,606,707	20,392,458